SCHEDULE OF NOTES PAYABLE TO NON-RELATED PARTIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total recorded as current liability	$ 8,662	$ 12,939	$ 15,649
Loan 1 [Member]
Short-Term Debt [Line Items]
Total recorded as current liability		12,939	$ 15,649
Loans [Member]
Short-Term Debt [Line Items]
Total recorded as current liability	$ 8,662	$ 12,939